UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-01700

__Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)  (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: _1/31/17

Item 1.  Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter
January 31, 2017

Franklin Gold and Precious Metals Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Franklin Gold and Precious Metals Fund	3
Performance Summary	7
Your Fund's Expenses	9
Financial Highlights and Statement of Investments	10
FinancialStatements	17
Notes to Financial Statements	20
Shareholder Information	29

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Semiannual Report

franklintempleton.com

Semiannual Report

Franklin Gold and Precious Metals Fund

This semiannual report for Franklin Gold and Precious Metals Fund covers the period ended January 31, 2017.

Your Fund’s Goals and Main Investments

The Fund seeks capital appreciation, with current income as its secondary goal, by investing at least 80% of its net assets in securities of gold and precious metals operation companies. The Fund primarily invests in equity securities, mainly common stock.

Performance Overview

The Fund’s Class A shares had a -17.99% cumulative total return for the six months under review. In comparison, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S. stock performance, posted a +5.96% total return.1 For the same period, the sector-specific FTSE Gold Mines Index, which comprises companies whose principal activity is gold mining, had a -21.68% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy continued to grow in 2016’s fourth quarter, though at a slower pace compared to the third quarter. Strength in consumer spending, private inventory investment, residential and non-residential fixed investments, and state and local government spending was partially offset by declines in net exports and federal government spending. The manufacturing sector generally expanded, and the services sector continued to grow. The unemployment rate decreased slightly from 4.9% in July 2016 to 4.8% at period-end.2 Annual inflation, as measured by the Consumer Price Index, ended the period at its highest level in more than four years. At its December meeting, the U.S. Federal Reserve (Fed) raised its target range for the federal funds rate to 0.50%–0.75%, as policymakers cited improved labor market conditions and higher inflation. The broad U.S. stock market, as measured by the S&P 500, advanced for the six months ended January 31, 2017.

The global economy in general expanded during the six months under review, aided by accommodative monetary policies of various central banks. In this environment, global developed and emerging market stocks rose, as measured by the MSCI All Country World Index. Further supporting global markets were an improvement in industrial commodity prices, encouraging earnings reports from the U.S. banking sector, investor optimism about U.S. President Donald Trump’s pro-growth policies, and an Organization of the Petroleum Exporting Countries deal to curb oil production. However, investors expressed concerns about the terms of the U.K.’s exit from the

1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 14.

franklintempleton.com

Semiannual Report 3

FRANKLIN GOLD AND PRECIOUS METALS FUND

European Union, President Trump’s protectionist policies and executive order banning entry from seven Muslim-majority countries, uncertainty about the Fed’s timing for raising interest rates and the health of European banks.

In Europe, the U.K.’s annualized economic growth accelerated in 2016’s second half, driven by gross fixed capital formation in the third quarter and manufacturing and services in the fourth quarter. The eurozone’s economic growth improved in the third and fourth quarters, while the region’s annual inflation rate rose to its highest level in four years. At its December meeting, the European Central Bank (ECB) extended the continuation of its monthly asset purchases from March to December 2017, but it planned to scale back the purchase amount beginning in April. In January, the ECB kept its key policy rates unchanged and retained its monthly asset purchases, indicating that it could increase the program in size and duration if needed.

In Asia, Japan’s quarterly gross domestic product grew slower in 2016’s third quarter compared with the second quarter, mainly due to declines in private non-residential and public investments. At its September meeting, the Bank of Japan overhauled its monetary stimulus program to adjust Japanese government bond purchases with the aim of keeping the 10-year rate for these bonds near 0%. China’s economy grew at a faster-than-expected rate in 2016’s fourth quarter compared to 2015’s fourth quarter, supported by consumer spending and a property market driven by robust bank lending. The People’s Bank of China also devalued its currency against the U.S. dollar during the period.

Precious Metals Sector Overview

Precious metals prices began the six-month period with gold and silver near two-year highs amid concerns about various major central bank policies, the decision by U.K. voters to leave the European Union and high valuation of U.S. equity markets as measured by the S&P 500. These factors supported safe-haven demand that helped stabilize precious metals prices during the remainder of the summer, although the prices of gold, silver and platinum modestly declined. During 2016’s last quarter, a soaring U.S. dollar together with the Fed’s anticipated December interest-rate hike and potential for further increases in 2017 contributed to lower precious metals prices. After the U.S. election, safe-haven gold investing decreased and gold exchange-traded fund investors consistently reduced their gold holdings. Silver and platinum also experienced significant declines during the last quarter of 2016.

Precious metals prices rose in January in response to a weaker trade-weighted U.S. dollar and expectations for increased inflation globally, firming jewelry demand ahead of Chinese New Year and concerns about the U.S. presidential transition, especially given the new Trump administration’s stated preference for a weaker U.S. dollar. Higher prices in January were also fueled by Trump administration comments about the foreign exchange market, immigration policy and the potential for protectionist trade policies, which triggered uncertainty about tax and fiscal stimulus policies. However, with the exception of palladium, those gains did not overcome earlier losses during the period.

Investment Strategy

Gold and precious metals operation companies include companies that mine, process, or deal in gold or other precious metals, such as silver, platinum and palladium, including mining finance and exploration companies as well as operating companies with long- or medium-life mines. The Fund may buy securities of gold and precious metals operation companies of any market capitalization size, located anywhere in the world, and in general invests predominantly in non-U.S. companies. The Fund’s investment manager looks for companies with established track records as well as those having low-cost reserves to bring into production, particularly companies with attractive production profiles, strong reserve bases and active exploration programs that can potentially drive future reserve and production growth.

Manager’s Discussion

Key contributors to the Fund’s absolute performance during the period under review included the Fund’s holdings in Ivanhoe Mines, Torex Gold Resources and Continental Gold. Ivanhoe is in the process of building the Platreef platinum/palladium mine in South Africa, as well as two other development projects in the Democratic Republic of Congo that are focused on copper and zinc. Higher January prices for all four metals underpinned

4 Semiannual Report

franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND

the company’s share price increase even though it is still in the pre-production phase. More substantially, new drilling results at the company’s Kakula copper discovery have extended the “discovery zone” by another mile, making it now a 3.4-mile mineralized trend, which we consider a substantial area. Given the size and high-grade nature of the mineral deposits, this is rapidly becoming a world class discovery less than 10 miles from the company’s Kamoa project, a level of proximity that we believe should provide significant synergies. Additionally, some sell-side analysts have made considerable upgrades to their long-term price targets for Ivanhoe’s stock.

Canadian gold producer Torex Gold Resources is in its first year of production at its El Limon-Guajes Mine, a large, low-cost open-pit deposit in Mexico, and reported solid fourth-quarter production results and positive exploration success with production ahead of schedule and under budget. 2016 production slightly exceeded the company’s target, and it released new improved guidance for full-year 2017. Torex also identified a new high-grade deposit below the active mine site, and is currently ramping down into that mineralization, which may be able to boost the feed into the mill in the second half of this year.

Shares of advanced-stage gold explorer and developer Continental Gold climbed after the company received the long-awaited environmental permit for its Buriticá project in Colombia, a necessary step before construction.3 The project feasibility study indicated that the mine will be a lowest-quartile cost operation capable of producing more than 250,000 ounces of gold per year. The shares essentially trended sideways while the market digested how the next stages of the project would be financed. To that end, a US$250 million debt facility was put in place, but according to our analysis Continental still needs additional equity funding if they are to continue developing the project on their own.

Detractors from the Fund’s absolute performance during the period under review included the Fund’s holdings in AngloGold Ashanti, Perseus Mining and Platinum Group Metals. The stock of South Africa-based AngloGold declined after it reported higher cost guidance, lower full-year 2016 production guidance and somewhat disappointing earnings results for the third quarter. As an overall higher cost producer, AngloGold is quite sensitive to lower gold prices. We believe AngloGold continues to operate a quality portfolio of operations and projects—the company has 17 gold mines in nine countries, as well as several exploration programs in both established and new gold-producing regions. Additionally, a December update on its Tropicana gold mine in Australia revealed a 45% increase in the mine’s forward reserve estimate.

Perseus Mining is a West Africa-focused gold company with a producing mine in Ghana and two development projects in Côte d’Ivoire. Its share price declined after guidance for full-year 2016 came in very weak, in our view, including downgrades to second-half 2016 production, due in part to extended mill maintenance downtime and lower-than-expected ore grades, meaning less gold per ton of rock mined, which reduced production and pushed up costs. The mill is now running again and management expects better ore grades and a higher output rate in 2017. With its acquisition of Amara Mining in April of 2016, we believe Perseus has built a solid portfolio, comprising the Edikan Gold Mine in Ghana as well as the Sissingué and Yaoure projects under development in Côte d’Ivoire. Unfortunately, management also announced a 20% reduction in the reserve profile at Sissingué late in 2016 due to more conservative resource modeling. Perseus is striving to become West Africa’s next multi-mine gold producer and, in our view, the processing of higher grade ore in 2017 should result in higher output and dramatically lower production costs at Edikan.

3. Not held at period-end.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com

Semiannual Report 5

FRANKLIN GOLD AND PRECIOUS METALS FUND

Top 10 Holdings
1/31/17
Company	% of Total
Sector/Industry, Country	Net Assets
B2Gold Corp.	5.5%
Long Life Gold Mines, Canada
AngloGold Ashanti Ltd.	5.3%
Long Life Gold Mines, South Africa
Newcrest Mining Ltd.	5.1%
Long Life Gold Mines, Australia
OceanaGold Corp.	4.2%
Long Life Gold Mines, Australia
Centamin PLC	4.1%
Long Life Gold Mines, Egypt
Barrick Gold Corp.	3.8%
Long Life Gold Mines, Canada
Alamos Gold Inc., A	3.6%
Long Life Gold Mines, Canada
Torex Gold Resources Inc.	3.6%
Long Life Gold Mines, Canada
Ivanhoe Mines Ltd., A	3.5%
Exploration & Development, Canada
Eldorado Gold Corp.	3.2%
Long Life Gold Mines, Canada

Shares of Platinum Group Metals (PGM) lost value over the period. In addition to lower metals prices, the company announced a US$40 million secondary stock offering that further weighed on the value of its outstanding shares, following delays with the ramp up at its Maseve mine in South Africa. Although its timeline toward full production has been extended, current mining has broadly delivered on expectations from the feasibility study for the Maseve project. In a separate encouraging release, PGM published a pre-feasibility study for its Waterberg project located in the northeastern part of South Africa that showed it held the potential to be a very large, low-cost operation.

Thank you for your continued participation in Franklin Gold and Precious Metals Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

6 Semiannual Report

franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND

Performance Summary as of January 31, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 1/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
6-Month	-17.99%	-22.71%
1-Year	+77.44%	+67.21%
5-Year	-51.16%	-14.37%
10-Year	-7.32%	-1.34%
Advisor
6-Month	-17.89%	-17.89%
1-Year	+77.80%	+77.80%
5-Year	-50.54%	-13.13%
10-Year	-4.96%	-0.51%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

franklintempleton.com

Semiannual Report 7

FRANKLIN GOLD AND PRECIOUS METALS FUND
PERFORMANCE SUMMARY

Total Annual Operating Expenses[4]
Share Class
A	1.11%
Advisor	0.86%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Also, the Fund concentrates in the precious metals sector, which involves fluctuations in the prices of gold and other precious metals and increased susceptibility to adverse economic and regulatory developments affecting the sector. In addition, the
Fund is subject to the risks of currency fluctuation, economic instability and political uncertainty associated with foreign investing. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The Fund may also invest in smaller companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. By focusing on an industry or group of industries, the Fund carries much greater risk of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries.
Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. The Fund is actively managed but thereisno guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money Fund and/or other Franklin Templeton fund, contractually guaranteed through the Fund’s current fiscal year-end. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8 Semiannual Report

franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 8/1/16	Value 1/31/17	8/1/16–1/31/17[1,2]	Value 1/31/17	8/1/16–1/31/17[1,2]	Ratio[2]
A	$1,000	$820.10	$4.31	$1,020.47	$4.79	0.94%
C	$1,000	$817.20	$7.74	$1,016.69	$8.59	1.69%
R6	$1,000	$822.10	$2.34	$1,022.63	$2.60	0.51%
Advisor	$1,000	$821.10	$3.17	$1,021.73	$3.52	0.69%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com

Semiannual Report 9

FRANKLIN GOLD AND PRECIOUS METALS FUND

Financial Highlights
	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$24.06	$11.63	$20.27	$17.72	$28.58	$46.61
Income from investment operations[a]:
Net investment income (loss)[b]	(0.05)	(0.09)	(0.05)	(0.09)	0.03	(0.01)
Net realized and unrealized gains (losses)	(4.48)	12.52	(8.43)	2.64	(10.51)	(15.86)
Total from investment operations	(4.53)	12.43	(8.48)	2.55	(10.48)	(15.87)
Less distributions from:
Net investment income.	(1.38)	—	(0.16)	—	(0.04)	(0.86)
Net realized gains	—	—	—	—	(0.34)	(1.30)
Total distributions	(1.38)	—	(0.16)	—	(0.38)	(2.16)
Net asset value, end of period	$18.15	$24.06	$11.63	$20.27	$17.72	$28.58

Total return[c]	(17.99)%	106.88%	(42.02)%	14.39%	(37.24)%	(35.48)%

Ratios to average net assets[d]
Expenses.	0.94%[e]	1.11%[f]	1.09%[e]	1.07%[e]	1.01%[g]	0.96%
Net investment income (loss)	(0.55)%	(0.57)%	(0.35)%	(0.49)%	0.10%	(0.01)%

Supplemental data
Net assets, end of period (000’s)	$857,570	$988,701	$444,295	$776,333	$682,385	$1,574,870
Portfolio turnover rate	5.22%	16.76%	12.52%	16.13%	7.36%	8.34%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

10 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.39	$10.90	$18.97	$16.70	$27.16	$44.38
Income from investment operations[a]:
Net investment income (loss)[b]	(0.12)	(0.18)	(0.16)	(0.22)	(0.17)	(0.28)
Net realized and unrealized gains (losses)	(4.17)	11.67	(7.89)	2.49	(9.91)	(15.11)
Total from investment operations	(4.29)	11.49	(8.05)	2.27	(10.08)	(15.39)
Less distributions from:
Net investment income.	(1.27)	—	(0.02)	—	(0.04)	(0.53)
Net realized gains	—	—	—	—	(0.34)	(1.30)
Total distributions	(1.27)	—	(0.02)	—	(0.38)	(1.83)
Net asset value, end of period	$16.83	$22.39	$10.90	$18.97	$16.70	$27.16

Total return[c]	(18.28)%	105.41%	(42.45)%	13.59%	(37.71)%	(35.96)%

Ratios to average net assets[d]
Expenses.	1.69%[e]	1.86%[f]	1.84%[e]	1.82%[e]	1.76%[g]	1.71%
Net investment income (loss)	(1.30)%	(1.32)%	(1.10)%	(1.24)%	(0.65)%	(0.76)%

Supplemental data
Net assets, end of period (000’s)	$162,118	$200,179	$97,483	$185,450	$172,234	$341,071
Portfolio turnover rate	5.22%	16.76%	12.52%	16.13%	7.36%	8.34%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 11

FRANKLIN GOLD AND PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.58	$12.29	$21.44	$18.62	$21.20
Income from investment operations[b]:
Net investment income (loss)[c]	(0.01)	(0.01)	0.03	0.01	0.01
Net realized and unrealized gains (losses)	(4.76)	13.30	(8.93)	2.81	(2.59)
Total from investment operations.	(4.77)	13.29	(8.90)	2.82	(2.58)
Less distributions from net investment income	(1.44)	—	(0.25)	—	—
Net asset value, end of period.	$19.37	$25.58	$12.29	$21.44	$18.62

Total return[d]	(17.79)%	108.14%	(41.74)%	15.15%	(12.17)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.55%	0.63%	0.62%	0.67%	0.53%
Expenses net of waiver and payments by affiliates	0.51%[f]	0.59%	0.55%[f]	0.54%[f]	0.53%[f]
Net investment income (loss)	(0.12)%	(0.05)%	0.19%	0.04%	0.58%

Supplemental data
Net assets, end of period (000’s)	$4,085	$3,764	$1,188	$848	$4
Portfolio turnover rate	5.22%	16.76%	12.52%	16.13%	7.36%

aFor the period May 1, 2013 (commencement of operations) to July 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS

	January 31, 2017		Year Ended July 31,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.38	$12.23	$21.32	$18.59	$29.89	$48.65
Income from investment operations[a]:
Net investment income (loss)[b]	(0.03)	(0.05)	(0.02)	(0.05)	0.10	0.12
Net realized and unrealized gains (losses)	(4.72)	13.20	(8.87)	2.78	(11.02)	(16.60)
Total from investment operations	(4.75)	13.15	(8.89)	2.73	(10.92)	(16.48)
Less distributions from:
Net investment income.	(1.40)	—	(0.20)	—	(0.04)	(0.98)
Net realized gains	—	—	—	—	(0.34)	(1.30)
Total distributions	(1.40)	—	(0.20)	—	(0.38)	(2.28)
Net asset value, end of period	$19.23	$25.38	$12.23	$21.32	$18.59	$29.89

Total return[c]	(17.89)%	107.52%	(41.90)%	14.69%	(37.07)%	(35.32)%

Ratios to average net assets[d]
Expenses.	0.69%[e]	0.86%[f]	0.84%[e]	0.82%[e]	0.76%[g]	0.71%
Net investment income (loss)	(0.30)%	(0.32)%	(0.10)%	(0.24)%	0.35%	0.24%

Supplemental data
Net assets, end of period (000’s)	$162,260	$207,574	$90,628	$160,425	$143,843	$317,488
Portfolio turnover rate	5.22%	16.76%	12.52%	16.13%	7.36%	8.34%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

FRANKLIN GOLD AND PRECIOUS METALS FUND

Statement of Investments, January 31, 2017 (unaudited)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 99.2%
Diamond Mines 2.1%
[a] Stornoway Diamond Corp	Canada	38,755,400	$25,301,144
Exploration & Development 14.4%
[a] Belo Sun Mining Corp	Canada	6,000,000	4,101,382
[a,b] Belo Sun Mining Corp., 144A	Canada	13,800,000	9,433,179
[a,c] Chalice Gold Mines Ltd	Australia	31,072,008	3,887,714
[a] Continental Gold Inc	Canada	5,497,200	18,281,779
[a,b] Continental Gold Inc., 144A	Canada	1,000,000	3,325,653
[a,b] Continental Gold Inc., wts., 144A, 11/27/17	Canada	500,000	289,939
[a] Dalradian Resources Inc	Canada	9,800,000	10,010,753
[a] Integra Gold Corp	Canada	11,500,000	6,536,098
[a,b,c] INV Metals Inc., 144A	Canada	3,765,000	2,024,194
[a,b] Ivanhoe Mines Ltd., 144A.	Canada	6,185,000	18,859,025
[a] Ivanhoe Mines Ltd., A	Canada	7,408,400	22,589,361
[a,c] Kula Gold Ltd	Australia	50,871,219	964,391
[a,c] Lion One Metals Ltd	Canada	5,500,000	3,590,630
[a,b,c] Lion One Metals Ltd., 144A	Canada	2,935,000	1,916,091
[a,c,d] Lion One Metals Ltd., wts., 3/16/18	Canada	4,500,000	133,058
[a,c] Lydian International Ltd	Canada	4,875,000	1,366,647
[a,b,c] Lydian International Ltd., 144A	Canada	36,250,000	10,162,250
[a,b,c] Lydian International Ltd., wts., 144A, 11/27/17	Canada	21,375,000	1,149,193
[a] Midas Gold Corp	Canada	1,967,400	1,299,511
[a,b] Midas Gold Corp., 144A	Canada	4,030,000	2,661,905
[a,c] Nautilus Minerals Inc	Canada	9,432,015	1,122,859
[a,b,c] Nautilus Minerals Inc., 144A	Canada	28,535,816	3,397,121
[a] Orla Mining Ltd	Canada	3,850,713	3,844,798
[a,d] Orla Mining Ltd., A	Canada	463,308	46,260
[a] Pretium Resources Inc	Canada	2,264,200	24,381,017
[a,c] RTG Mining Inc	Australia	1,769,918	401,018
[a,b,c] RTG Mining Inc., 144A	Australia	2,397,790	543,278
[a,c] RTG Mining Inc., IDR.	Australia	12,487,582	2,177,947
[a,c] RTG Mining Inc., wts., 6/04/17	Australia	116,666	—
[a,c] Rubicon Minerals Corp	Canada	3,100,000	4,809,524
[a] St. Augustine Gold and Copper Ltd	Philippines	8,136,836	312,474
[a,b] St. Augustine Gold and Copper Ltd., 144A (CAD Traded)	Philippines	16,383,333	629,160
[a,b] St. Augustine Gold and Copper Ltd., 144A (USD Traded)	Philippines	10,000,000	384,025
[a] TMAC Resources Inc	Canada	510,000	6,564,977
			171,197,211
Gold & Diversified Resources 3.0%
[a] Imperial Metals Corp	Canada	1,496,100	7,813,733
[b] Nevsun Resources Ltd., 144A	Canada	5,400,000	17,004,608
Sandfire Resources NL	Australia	2,162,870	10,791,886
			35,610,227
Long Life Gold Mines 56.9%
Agnico Eagle Mines Ltd. (CAD Traded)	Canada	297,797	14,196,820
Agnico Eagle Mines Ltd. (USD Traded)	Canada	190,000	9,063,000
Alamos Gold Inc., A.	Canada	5,698,316	42,715,487
[a] AngloGold Ashanti Ltd., ADR	South Africa	4,899,823	62,276,750
[a] Aurico Metals Inc	Canada	1,544,820	1,364,472
[a] B2Gold Corp	Canada	21,493,694	65,207,443
Barrick Gold Corp	Canada	2,445,283	45,091,018
Centamin PLC	Egypt	650,000	1,281,899

14 Semiannual Report

franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Long Life Gold Mines (continued)
[b] Centamin PLC, 144A	Egypt	23,945,200	$46,897,281
Centerra Gold Inc	Canada	3,270,700	16,152,535
[b] Centerra Gold Inc., 144A	Canada	2,893,400	14,289,218
[a] Detour Gold Corp	Canada	2,716,300	36,822,346
[a] Eldorado Gold Corp	Canada	10,884,000	38,453,456
Goldcorp Inc	Canada	1,533,845	24,802,274
[a] Guyana Goldfields Inc	Canada	1,250,000	6,201,997
[a,b] Guyana Goldfields Inc., 144A	Canada	6,220,000	30,861,137
Newcrest Mining Ltd	Australia	3,728,461	60,871,596
Newmont Mining Corp	United States	564,614	20,484,196
OceanaGold Corp	Australia	14,363,588	49,864,377
[a,c] Perseus Mining Ltd	Australia	66,365,512	16,858,864
[a,c,d] Perseus Mining Ltd., wts., 4/19/19	Australia	19,006,000	348,748
Randgold Resources Ltd., ADR	United Kingdom	201,023	17,074,894
[a] SEMAFO Inc	Canada	2,010,000	7,487,327
[a] Teranga Gold Corp	Canada	4,000,000	2,703,533
[a] Teranga Gold Corp., IDR	Canada	1,538,759	1,073,494
[a] Torex Gold Resources Inc	Canada	713,400	15,122,765
[a,b] Torex Gold Resources Inc., 144A	Canada	1,275,000	27,027,650
			674,594,577
Medium Life Gold Mines 11.1%
Acacia Mining PLC	United Kingdom	6,263,228	33,912,959
[a] Alacer Gold Corp	United States	5,209,700	9,603,134
[a,b] Alacer Gold Corp., 144A	United States	1,500,000	2,764,977
[a] Beadell Resources Ltd	Australia	32,378,639	7,488,580
[a] Golden Star Resources Ltd	United States	15,072,667	13,037,857
[a] IAMGOLD Corp	Canada	3,490,500	16,126,110
[a,e] Klondex Mines Ltd., Reg D	Canada	1,237,500	6,120,968
[a] Primero Mining Corp	Canada	3,626,400	2,729,548
[a,b] Primero Mining Corp., 144A	Canada	2,600,000	1,956,989
[a,e] Primero Mining Corp., Reg D	Canada	250,000	188,172
[a,c] Red 5 Ltd	Australia	95,451,110	5,139,021
[a] St Barbara Ltd	Australia	18,578,991	32,685,201
			131,753,516
Platinum & Palladium 5.6%
[a] Anglo American Platinum Ltd	South Africa	382,656	9,967,784
[a] Eastern Platinum Ltd	Canada	3,092,102	985,578
[a] Impala Platinum Holdings Ltd	South Africa	2,365,000	9,372,310
[a] Impala Platinum Holdings Ltd., ADR	South Africa	1,506,100	6,084,644
[a] Northam Platinum Ltd	South Africa	1,059,019	4,016,969
[a,b,c] Platinum Group Metals Ltd., 144A.	Canada	1,077,600	1,837,383
[a,c] Platinum Group Metals Ltd. (CAD Traded)	Canada	5,834,082	9,947,513
[a,c] Platinum Group Metals Ltd. (USD Traded)	Canada	11,843,718	20,134,321
[a] Royal Bafokeng Platinum Ltd	South Africa	1,194,704	3,414,452
			65,760,954
Silver Mines 6.1%
Fresnillo PLC	United Kingdom	1,160,000	21,199,124
Hochschild Mining PLC	Peru	3,418,520	10,598,621
[a] MAG Silver Corp	Canada	655,000	9,306,835
[a,b] MAG Silver Corp., 144A	Canada	240,000	3,410,138
Tahoe Resources Inc	United States	2,215,600	20,199,057

franklintempleton.com

Semiannual Report 15

FRANKLIN GOLD AND PRECIOUS METALS FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Silver Mines (continued)
[b] Tahoe Resources Inc., 144A.	United States	815,000	$7,430,146
			72,143,921
Total Common Stocks and Other Equity Interests
(Cost $1,135,121,092)			1,176,361,550

Short Term Investments (Cost $9,663,478) 0.8%
Money Market Funds 0.8%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 0.15%	United States	9,663,478	9,663,478
Total Investments (Cost $1,144,784,570) 100.0%.			1,186,025,028
Other Assets, less Liabilities 0.0%			8,409
Net Assets 100.0%			$1,186,033,437

See Abbreviations on page 28.

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
January 31, 2017, the aggregate value of these securities was $208,254,540, representing 17.6% of net assets.
cSee Note 8 regarding holdings of 5% voting securities.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2017, the aggregate value of these securities was $528,066, representing less than 0.1% of net assets.
eSecurity was purchased pursuant to Regulation D under the Securities Act of 1933. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The securities have been deemed liquid under guidelines approved by
theFund’s Board of Trustees. At January 31, 2017, the aggregate value of these securities was $6,309,140, representing 0.5% of net assets.
fSee regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day yield at period end.

16 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND

Financial Statements

Statement of Assets and Liabilities
January 31, 2017 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$910,653,001
Cost - Non-controlled affiliates (Note 8)	234,131,569
Total cost of investments	$1,144,784,570
Value - Unaffiliated issuers	$1,084,449,785
Value - Non-controlled affiliates (Note 8)	101,575,243
Total value of investments	1,186,025,028
Receivables:
Investment securities sold	1,212,989
Capital shares sold	3,722,200
Other assets	56,674
Total assets	1,191,016,891
Liabilities:
Payables:
Investment securities purchased	1,645,684
Capital shares redeemed	2,159,331
Management fees	462,965
Distribution fees	304,519
Transfer agent fees	285,177
Accrued expenses and other liabilities.	125,778
Total liabilities	4,983,454
Net assets, at value	$1,186,033,437
Net assets consist of:
Paid-in capital	$1,868,827,672
Distributions in excess of net investment income	(210,194,946)
Net unrealized appreciation (depreciation)	41,235,126
Accumulated net realized gain (loss)	(513,834,415)
Net assets, at value	$1,186,033,437
Class A:
Net assets, at value	$857,570,260
Shares outstanding.	47,243,384
Net asset value per share[a]	$18.15
Maximum offering price per share (net asset value per share ÷ 94.25%)	$19.26
Class C:
Net assets, at value	$162,118,335
Shares outstanding.	9,630,004
Net asset value and maximum offering price per share[a]	$16.83
Class R6:
Net assets, at value	$4,084,901
Shares outstanding.	210,862
Net asset value and maximum offering price per share	$19.37
Advisor Class:
Net assets, at value	$162,259,941
Shares outstanding.	8,436,747
Net asset value and maximum offering price per share	$19.23

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 17

FRANKLIN GOLD AND PRECIOUS METALS FUND
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended January 31, 2017 (unaudited)

Investment income:
Dividends: (net of foreign taxes of $186,431)
Unaffiliated issuers	$2,366,770
Non-controlled affiliates (Note 8)	923
Total investment income	2,367,693
Expenses:
Management fees (Note 3a)	2,754,271
Distribution fees: (Note 3c)
Class A	1,074,569
Class C	837,084
Transfer agent fees: (Note 3e)
Class A	815,174
Class C	158,673
Class R6	919
Advisor Class	161,658
Custodian fees (Note 4)	55,020
Reports to shareholders	83,540
Registration and filing fees.	54,238
Professional fees	39,560
Trustees’ fees and expenses	23,418
Other	19,123
Total expenses	6,077,247
Expense reductions (Note 4)	(19)
Expenses waived/paid by affiliates (Note 3f and 3g)	(25,773)
Net expenses	6,051,455
Net investment income (loss)	(3,683,762)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(19,089,410)
Foreign currency transactions.	116,300
Net realized gain (loss)	(18,973,110)
Net change in unrealized appreciation (depreciation) on:
Investments	(236,644,963)
Translation of other assets and liabilities
denominated in foreign currencies	88,054
Net change in unrealized appreciation (depreciation)	(236,556,909)
Net realized and unrealized gain (loss)	(255,530,019)
Net increase (decrease) in net assets resulting from operations	$(259,213,781)

18 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2017	Year Ended
	(unaudited)	July 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(3,683,762)	$(5,270,605)
Net realized gain (loss)	(18,973,110)	(21,777,917)
Net change in unrealized appreciation (depreciation)	(236,556,909)	697,662,556
Net increase (decrease) in net assets resulting from operations	(259,213,781)	670,614,034
Distributions to shareholders from:
Net investment income:
Class A	(61,369,168)	—
Class C	(11,446,411)	—
Class R6	(284,414)	—
Advisor Class	(11,092,754)	—
Total distributions to shareholders	(84,192,747)	—
Capital share transactions: (Note 2)
Class A	110,817,778	76,130,711
Class C	11,365,934	1,817,298
Class R6	1,333,627	915,412
Advisor Class	5,704,119	17,146,665
Total capital share transactions	129,221,458	96,010,086
Net increase (decrease) in net assets	(214,185,070)	766,624,120
Net assets:
Beginning of period	1,400,218,507	633,594,387
End of period	$1,186,033,437	$1,400,218,507
Undistributed net investment income (loss) included in net assets:
End of period	$—	$(122,318,437)
Distributions in excess of net investment income included in net assets:
End of period	$(210,194,946)	$—

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 19

FRANKLIN GOLD AND PRECIOUS METALS FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into

20 Semiannual Report

franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2017, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

franklintempleton.com

Semiannual Report 21

FRANKLIN GOLD AND PRECIOUS METALS FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

d. Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At January 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	January 31, 2017		July 31, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	28,308,916	$551,747,875	29,406,039	$524,242,467
Shares issued in reinvestment of distributions	3,036,336	47,974,108	—	—
Shares redeemed	(25,195,479)	(488,904,205)	(26,523,950)	(448,111,756)
Net increase (decrease)	6,149,773	$110,817,778	2,882,089	$76,130,711
Class C Shares:
Shares sold	1,566,159	$28,440,303	2,687,991	$40,308,786
Shares issued in reinvestment of distributions	728,973	10,701,330	—	—
Shares redeemed	(1,607,516)	(27,775,699)	(2,690,110)	(38,491,488)
Net increase (decrease)	687,616	$11,365,934	(2,119)	$1,817,298
Class R6 Shares:
Shares sold	125,281	$2,532,383	119,739	$1,988,341
Shares issued in reinvestment of distributions	16,879	284,414	—	—
Shares redeemed	(78,489)	(1,483,170)	(69,215)	(1,072,929)
Net increase (decrease)	63,671	$1,333,627	50,524	$915,412
Advisor Class Shares:
Shares sold	2,900,518	$59,122,312	5,687,309	$97,027,326
Shares issued in reinvestment of distributions	582,776	9,755,666	—	—
Shares redeemed	(3,225,767)	(63,173,859)	(4,916,113)	(79,880,661)
Net increase (decrease)	257,527	$5,704,119	771,196	$17,146,665

22 Semiannual Report

franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

For the period ended January 31, 2017, the annualized effective investment management fee rate was 0.458% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plan, the Funds pays Distributors for costs incurred in connection with the servicing, sale and distribution of Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

franklintempleton.com

Semiannual Report 23

FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.	Transactions with Affiliates (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$161,805
CDSC retained	$30,742

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended January 31, 2017, the Fund paid transfer agent fees of $1,136,424, of which $581,354 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to August 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended January 31, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.15%	41,793,737	181,218,290	(213,348,549)	9,663,478	$9,663,478	$923	$ –	0.1%

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until November 30, 2017.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2017, the custodian fees were reduced as noted in the Statement of Operations.

24 Semiannual Report

franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2016, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$6,862,301
Long term	492,945,884
Total capital loss carryforwards	$499,808,185

At January 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$1,346,362,719

Unrealized appreciation	$311,854,272
Unrealized depreciation	(472,191,963)
Net unrealized appreciation (depreciation)	$(160,337,691)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2017, aggregated $140,766,999 and $61,863,704, respectively.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the period ended January 31, 2017, were as shown below:

	Number of
	Shares/				Number of
	Warrants				Shares/
	Held				Warrants	Value at		Realized
	at Beginning	Gross		Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	Additions		Reductions	of Period	Period	Income	(Loss)

Non-Controlled Affiliates
Chalice Gold Mines Ltd	31,072,008	—		—	31,072,008	$3,887,714	$—	$—
INV Metals Inc., 144A	3,765,000	—		—	3,765,000	2,024,194	—	—
Kula Gold Ltd	50,871,219	—		—	50,871,219	964,391	—	—
Kula Gold Ltd., wts., 11/28/16	7,600,000	—		(7,600,000)	—	—	—	—
Lion One Metals Ltd	1,000,000	4,500,000	[a]	—	5,500,000	3,590,630	—	—
Lion One Metals Ltd., 144A	2,935,000	—		—	2,935,000	1,916,091	—	—
Lion One Metals Ltd., wts., 3/16/18	—	4,500,000	[a]	—	4,500,000	133,058	—	—

franklintempleton.com

Semiannual Report 25

FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Holdings of 5% Voting Securities of Portfolio Companies (continued)

	Number of
	Shares/			Number of
	Warrants			Shares/
	Held			Warrants	Value at		Realized
	at Beginning	Gross	Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)

Non-Controlled Affiliates (continued)
Lydian International Ltd	4,875,000	—	—	4,875,000	$1,366,647	$—	$—
Lydian International Ltd., 144A	36,250,000	—	—	36,250,000	10,162,250	—	—
Lydian International Ltd., wts., 144A .	21,375,000	—	—	21,375,000	1,149,193	—	—
Nautilus Minerals Inc	9,432,015	—	—	9,432,015	1,122,859	—	—
Nautilus Minerals Inc., 144A	28,535,816	—	—	28,535,816	3,397,121	—	—
Perseus Mining Ltd	53,256,800	13,108,712	—	66,365,512	16,858,864	—	—
Perseus Mining Ltd, wts., 4/19/19	19,006,000	—	—	19,006,000	348,748	—	—
Platinum Group Metals Ltd., 144A	1,077,600	—	—	1,077,600	1,837,383	—	—
Platinum Group Metals Ltd. (CAD
Traded)	5,834,082	—	—	5,834,082	9,947,513	—	—
Platinum Group Metals Ltd. (USD
Traded)	6,199,560	5,644,158	—	11,843,718	20,134,321	—	—
Red 5 Ltd	95,451,110	—	—	95,451,110	5,139,021	—	—
RTG Mining Inc	1,769,918	—	—	1,769,918	401,018	—	—
RTG Mining Inc., 144A.	2,397,790	—	—	2,397,790	543,278	—	—
RTG Mining Inc., IDR.	12,146,078	341,504	—	12,487,582	2,177,947	—	—
RTG Mining Inc., wts., 6/04/17	116,666	—	—	116,666	—	—	—
Rubicon Minerals Corp	—	3,100,000	—	3,100,000	4,809,524	—	—
St. Augustine Gold and Copper Ltd	8,136,836	—	—	8,136,836	—[b]	—	—
St. Augustine Gold and Copper Ltd.,
144A (CAD Traded)	16,383,333	—	—	16,383,333	—[b]	—	—
St. Augustine Gold and Copper Ltd.,
144A (USD Traded)	10,000,000	—	—	10,000,000	—[b]	—	—
St. Augustine Gold and Copper Ltd.,
wts., 144A, 12/22/16	5,000,000	—	(5,000,000)	—	—	—	—
Stornoway Diamond Corp	39,000,000	—	(244,600)	38,755,400	—[b]	—	—
Total Affiliated Securities (Value is 7.8% of Net Assets)					$91,911,765	$—	$—

aGross addition was the result of various corporate actions.
bAs of January 31, 2017, no longer an affiliate.

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 10, 2017, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 9, 2018, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2017, the Fund did not use the Global Credit Facility.

26 Semiannual Report

franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2017, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Exploration & Development	$170,727,954	$289,939	[b]	$179,318	$171,197,211
Long Life Gold Mines.	674,245,829	—		348,748	674,594,577
Medium Life Gold Mines	125,632,548	6,120,968		—	131,753,516
All Other Equity Investments[c]	198,816,246	—		—	198,816,246
Short Term Investments	9,663,478	—		—	9,663,478
Total Investments in Securities	$1,179,086,055	$6,410,907		$528,066	$1,186,025,028

aIncludes common stocks as well as other equity investments.
bIncludes securities determined to have no value at January 31, 2017.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

11. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financials statements.

franklintempleton.com

Semiannual Report 27

FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations
Currency		Selected Portfolio
CAD	Canadian Dollar	ADR	American Depositary Receipt
USD	United States Dollar	IDR	International Depositary Receipt

28 Semiannual Report

franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting
Policies and Procedures (Policies) that the Fund uses to
determine how to vote proxies relating to portfolio securities.
Shareholders may view the Fund’s complete Policies online at
franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request
to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street,
Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of
the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the
U.S. Securities and Exchange Commission for the first and
third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s
website at sec.gov. The filed form may also be viewed and
copied at the Commission’s Public Reference Room in
Washington, DC. Information regarding the operations of the
Public Reference Room may be obtained by calling (800)
SEC-0330.

franklintempleton.com

Semiannual Report 29

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.              N/A

Item 5.  Audit Committee of Listed Registrants.             N/A

Item 6.  Schedule of Investments.                           N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                     N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.     N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/ Laura F. Fergerson

      Laura F. Fergerson

       Chief Executive Officer –

        Finance and Administration

Date  March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

       Chief Executive Officer –

        Finance and Administration

Date  March 28, 2017

By /s/ Gaston Gardey

      Gaston Gardey

       Chief Financial Officer and

        Chief Accounting Officer

Date  March 28, 2017